PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
15.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows:

	As of December 31,
	2015	2016
	RMB	RMB
Buildings	843,434,718	1,429,839,237
Machinery and equipment	4,109,495,144	4,886,493,031
Motor vehicles	32,196,288	34,434,859
Furniture, fixture and office equipment	88,284,199	136,797,799
	5,073,410,349	6,487,564,926
Less: Accumulated depreciation	(1,731,339,034)	(2,028,991,593)
Less: Impairment	(35,263,789)	(51,439,373)
Subtotal	3,306,807,526	4,407,133,960
Construction in progress	459,628,038	331,547,393
Property, plant and equipment, net	3,766,435,564	4,738,681,353

Depreciation expenses were RMB348,022,445, RMB392,197,508 and RMB449,079,007 for the years ended December 31, 2014, 2015 and 2016, respectively.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

In the years ended December 31, 2014, 2015 and 2016, the Group recorded impairment of RMB6,217,151, nil and RMB 125,524,021 related to the retirement of certain equipment in production lines that had become obsolete.

As of December 31, 2015 and 2016, certain property, plant and equipment with net book value amounting of RMB2,063,567,296 and RMB 1,899,053,100 are pledged as collateral for the Group’s borrowings (Note 22).